Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥ (144,957,923)	$ (22,216,116)	¥ 102,204,472	¥ 89,217,792
Depreciation and amortization	14,551,292	2,230,117	13,883,919	13,538,853
Provision for doubtful accounts	1,156,935	177,311	1,574,896	2,591
Stock compensation expenses	191,418,458	29,336,612
Deferred tax benefit	(1,582,948)	(242,601)	(1,515,220)	(1,543,010)
Gain from short term investments	(12,284,332)	(1,882,685)
Gain from disposal of cost-method investments				(300,000)
Loss from disposal of property and equipment	31,556	4,836
Amortization of operating lease right-of-use assets	240,733	36,895
Amortization of debt discount	914,864	140,211	11,544,479	5,124,715
Goodwill impairment loss	7,276,957	1,115,260
Change in operating assets and liabilities:
Accounts receivables	(110,619,162)	(16,953,388)	9,065,001	(11,291,877)
Prepaid expenses and other current assets	(25,525,498)	(3,912,014)	(3,095,037)	(2,302,103)
Inventories	(1,858,884)	(284,891)
Contract costs	3,243,048	497,026	5,340,167	(8,387,698)
Prepaid expenses and deposits	200,136	30,673	(403,511)	31,386
Accounts payable	(2,099,143)	(321,713)	5,661,871	7,714,017
Deferred revenues	9,231,864	1,414,867	323,430	(155,018)
Other payables and accrued liabilities	2,626,021	402,461	444,799	11,924
Other payable - related party			(1,065)	(312,308)
Operating lease liabilities	(240,358)	(36,837)
Taxes payable	1,315,703	201,643	(1,072,657)	8,102,941
Net cash provided by (used in) operating activities	(66,960,681)	(10,262,333)	143,955,544	99,452,205
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceed from sale of cost method investment				350,000
Payments of cost method investments	(109,700,000)	(16,812,518)	(3,850,000)
Payments of Fe-da Electronics acquisition, net	(95,483,696)	(14,633,741)
Payments of business acquisition payable - related parties			(122,433,894)	(98,900,784)
Purchases of property and equipment	(484,774)	(74,296)	(195,998)	(46,572)
Purchases of short term investments	(173,557,366)	(26,599,238)
Redemption of short term investments	151,096,293	23,156,875
Net cash used in investing activities	(228,129,543)	(34,962,918)	(126,479,892)	(98,597,356)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series A convertible preferred shares				137,738,000
Proceeds from public offerings, net	572,812,469	87,788,697
Payments to banking facility	(16,062,786)	(2,461,767)
Proceeds from shareholder loans	96,300,000	14,758,847	88,500,000	14,581,993
Repayments of shareholder loans	(96,350,000)	(14,766,510)	(129,474,000)	(14,826,000)
Capital contribution from noncontrolling interests	5,940,103	910,375
Net cash provided by (used in) financing activities	562,639,786	86,229,642	(40,974,000)	137,493,993
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(28,489,442)	(4,366,263)	599,384	937,466
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	239,060,120	36,638,128	(22,898,964)	139,286,308
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	129,048,978	19,777,924	151,947,942	12,661,634
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	368,109,098	56,416,052	129,048,978	151,947,942
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	4,946,316	758,068	4,579,482	2,304,503
Cash paid for interest	122,626	18,794
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of Fe-da Electronics with acquisition payables	1,864,131	285,695
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,761,892	270,026
Payments to vendors made by banking facility	16,062,786	2,461,767
Noncontrolling interests subscriptions receivable	88,671,062	13,589,643
Cash and cash equivalents	355,020,149	54,410,052	129,048,978	151,947,942
Restricted cash	13,088,949	2,006,000
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	¥ 368,109,098	$ 56,416,052	¥ 129,048,978	¥ 151,947,942